Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Payables
7.	Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2010	2011
Accrued salaries	$4,744	$3,003
Accrued bonus	4,561	2,070
Accrued tooling and equipment charges	553	3,485
Accrued professional fees	1,709	1,616
Construction payable	1,102	17,731
Others	4,815	10,381

	$17,484	$38,286